NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2014
NET INCOME PER SHARE
20.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2012	2013	2014
	US$	US$	US$

Numerator:
Net income from continuing operations	7,973	13,564	23,409
Net income from discontinued operations, net of tax	236	—	—
Net income	8,209	13,564	23,409
- allocated to ordinary share - basic	8,209	13,554	23,392
- allocated to nonvested restricted share - basic	—	10	17

Denominator:
Weighted average number of ordinary shares outstanding	133,996,737	135,174,562	139,613,967
Weighted average number of nonvested restricted share	—	103,082	102,754
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	366,371	1,121,589	780,483

Weighted average ordinary shares outstanding used in computing diluted net income per share	134,363,108	136,399,233	140,497,204

Basic net income per share
Basic from continuing operations	0.06	0.10	0.17
Basic from discontinued operations (net of tax)	—	—	—

Basic	0.06	0.10	0.17

Basic net income per nonvested restricted share
Basic from continuing operations	—	0.10	0.17
Basic from discontinued operations (net of tax)	—	—	—

Basic	—	0.10	0.17

Diluted net income per share
Diluted from continuing operations	0.06	0.10	0.17
Diluted from discontinued operations (net of tax)	—	—	—

Diluted	0.06	0.10	0.17